Summary of Significant Accounting Policies and Recently Issued Accounting Pronouncements (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The financial statements reflect the Company’s financial position, results of operations and cash flows in conformity with accounting principles generally accepted in the United States (“GAAP”).

Earnings Per Share, Policy [Policy Text Block]
Earnings per Share

Basic net loss per share is computed using the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed using the sum of the weighted average number of common shares outstanding during the period and, if dilutive, the weighted average number of potential shares of common stock, including the assumed exercise of stock options and warrants and unvested restricted stock.

The Company applied the two-class method to calculate basic and diluted net loss per share attributable to common stockholders for the three and nine months ended September 30, 2016, as its warrants to purchase common stock are participating securities.

The two-class method is an earnings allocation formula that treats a participating security as having rights to earnings that otherwise would have been available to common stockholders. However, the two-class method does not impact the net loss per share of common stock as the Company was in a net loss position for the three and nine months ended September 30, 2016 and warrant holders do not participate in losses.

Basic and diluted shares outstanding are the same for each period presented as all common stock equivalents would be antidilutive due to the net losses incurred.

(j)	Net Loss per Share

Basic net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding during the periods presented. The computation of diluted net loss per share is similar to the computation of basic earnings per share, except that the denominator is increased for the assumed exercise of dilutive options and other potentially dilutive securities using the treasury stock method unless the effect is antidilutive. Basic and diluted net loss per share are the same for all periods presented as the exercise of options and other unvested RSUs would be antidilutive.

Reclassification, Policy [Policy Text Block]
Reclassification

Sales and marketing expenses of $0.1 million and $0.3 million for the three and nine months ended September 30, 2015, respectively, have been reclassified to selling, general and administrative expenses to conform to the 2016 presentation.

Interim Financial Information [Policy Text Block]
Unaudited Interim Financial Information

The accompanying interim balance sheet as of September 30, 2016 and consolidated interim statements of operations and comprehensive loss and cash flows for the nine months ended September 30, 2016 and 2015 are unaudited. The interim unaudited consolidated financial statements have been prepared in accordance with GAAP on the same basis as the annual audited financial statements and, in the opinion of management, reflect all adjustments necessary for a fair statement of the Company’s financial position as of September 30, 2016 and its results of operations and cash flows for the nine months ended September 30, 2016 and 2015.  The financial data and other information disclosed in these notes related to the three month period ended September 30, 2016 and 2015 are unaudited. The results for the nine months ended September 30, 2016 are not necessarily indicative of results to be expected for the year ending December 31, 2016, any other interim periods or any future year or period.

Derivatives, Policy [Policy Text Block]
Warrant Accounting

The Company classifies a warrant to purchase shares of its common stock as a liability on its consolidated balance sheets as this warrant is a free-standing financial instrument that may require the Company to transfer consideration upon exercise. Each warrant is initially recorded at fair value on date of grant using the Black-Scholes model and net of issuance costs, and it is subsequently re-measured to fair value at each subsequent balance sheet date. Changes in fair value of the warrant are recognized as a component of other income (expense), net in the consolidated statement of operations and comprehensive loss. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrant.

Consolidation, Policy [Policy Text Block]
(a)	Principles of Consolidation

The consolidated financial statements include the accounts of HART and its three wholly-owned subsidiaries, Harvard Apparatus Regenerative Technology GmbH (Germany), Harvard Apparatus Regenerative Technology AB (Sweden) and Harvard Apparatus Regenerative Technology Limited (UK). All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
(b)	Use of Estimates

The process of preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates include, but are not limited to, stock-based compensation, accruals, depreciation and income taxes. Actual results could differ from those estimates and changes in estimates may occur.

Inventory, Policy [Policy Text Block]
(c)	Inventories

The Company values its inventories at the lower of the actual cost to purchase (first-in, first-out method) and/or manufacture the inventories or the current estimated market value of the inventories. The Company regularly reviews inventory quantities on hand and records a provision to write down excess and obsolete inventories to its estimated net realizable value if less than cost, based primarily on its estimated forecast of product demand.

Property, Plant and Equipment, Policy [Policy Text Block]
(d)	Property, Plant and Equipment

Property, plant and equipment are carried at cost and depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Leasehold improvements	Shorter of expected useful life or lease term
Furniture, machinery and equipment, computer equipment and software	3- 7 years

Maintenance and repairs are charged to expense as incurred, while any additions or improvements are capitalized.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(e)	Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. An asset, or group of assets, are considered to be impaired when the undiscounted estimated net cash flows expected to be generated by the asset, or group of assets, are less than its carrying amount. The impairment recognized is the amount by which the carrying amount exceeds the fair market value of the impaired asset, or group of assets.

Revenue Recognition, Policy [Policy Text Block]
(f)	Revenue Recognition

The Company follows the provisions of FASB ASC 605, “ Revenue Recognition ”. The Company recognizes product revenue when persuasive evidence of a sales arrangement exists, the price to the buyer is fixed or determinable, delivery has occurred, and collectability of the sales price is reasonably assured. To date, the Company has recognized revenues only for sales of its research bioreactor systems. Sales of some of its products include additional services such as installation and training. Revenues on these products are recognized when the additional services have been performed. Service agreements on its equipment are typically sold separately from the sale of the equipment.

The Company accounts for shipping and handling fees and costs in accordance with the provisions of FASB ASC 605-45-45, “ Revenue Recognition  —  Principal Agent Considerations ”, which requires all amounts charged to customers for shipping and handling to be classified as revenues. Costs related to shipping and handling are classified as cost of revenues. Provisions for warranties and product returns are estimated and accrued at the time sales are recorded. The Company has no obligations to customers after the date products are shipped or installed, if applicable, other than pursuant to warranty obligations. The Company provides for the estimated amount of future returns upon shipment of products or installation, if applicable, based on historical experience.

Research and Development Expense, Policy [Policy Text Block]
(g)	Research and Development
  Research and development costs are expensed as incurred.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(h)	Stock-based Compensation

The Company accounts for stock-based payment awards in accordance with the provisions of FASB ASC 718, “ Compensation — Stock Compensation ”, which requires it to recognize compensation expense for all stock-based payment awards made to employees, non-employees, and directors including employee stock options, restricted stock units, and employee stock purchases related to the Employee Stock Purchase Plan (“employee stock purchases”).

FASB ASC 718 requires companies to estimate the fair value of stock-based payment awards, except restricted stock units, on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in its consolidated statements of income.

We measure share-based awards granted to consultants and non-employees based on the fair value of the award on the date at which the related service is complete. Compensation expense is recognized over the period during which services are rendered by such consultants and non-employees until completed. At the end of each financial reporting period prior to completion of the service, the fair value of these awards is re-measured using the then-current fair value of our ordinary shares and updated assumption inputs in the Black-Scholes option-pricing model

Under FASB ASC 718, the Company elected the Black-Scholes option-pricing model for valuation of stock-based payment awards. The determination of fair value of stock-based payment awards on the date of grant using the Black-Scholes option-pricing model is affected by its stock price as well as assumptions regarding a number of and subjective variables. These variables include, but are not limited to its expected stock price volatility over the term of the awards and actual and projected employee stock option exercise behaviors. The Company records stock compensation expense on a straight-line basis over the requisite service period for all awards granted since the adoption of FASB ASC 718. When performance based grants are issued the Company recognizes no expense until achievement of the performance requirement is deemed probable.

The fair values of Restricted Stock Units (RSU) are based on the number of shares granted and market price of the stock on the date of grant and are recorded as compensation expense ratably over the applicable service period, which is generally four years. Unvested restricted stock units and vested and unvested stock options are forfeited in the event of termination of employment with HART or Harvard Bioscience.

The compensation expense recognized for all equity-based awards is net of estimated forfeitures and is recognized using the straight-line method over the applicable service period, where the minimum amount of expense recorded is at least equal to the percent of an award vested.

Income Tax, Policy [Policy Text Block]
(i)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

A valuation allowance is recorded when it is more likely than not that some or all of the deferred tax assets will not be realized. Accordingly, the Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are expected to be realizable.

Tax positions taken or expected to be taken in the course of preparing our tax returns are required to be evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(k)	Foreign Currency Translation

The functional currency of the Company’s foreign subsidiaries is their local currency. All assets and liabilities of its foreign subsidiaries are translated at exchange rates in effect at period-end. Income and expenses are translated at rates which approximate those in effect on the transaction dates. The resulting translation adjustment is recorded as a separate component of stockholders’ equity in accumulated other comprehensive loss in the consolidated balance sheets. Gains and losses resulting from foreign currency transactions are included in net loss.

Comprehensive Income, Policy [Policy Text Block]
(l)	Comprehensive Loss

Comprehensive loss is comprised of net loss and other comprehensive loss. The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 220, “Comprehensive Income”. FASB ASC 220 requires companies to report all changes in equity during a period, resulting from net income (loss) and transactions from non-owner sources, in a financial statement in the period in which they are recognized. We have chosen to disclose comprehensive loss, which encompasses net loss, foreign currency translation adjustments, net of tax, in the consolidated statements of operations and comprehensive loss.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Pronouncements

In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-15, “ Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” to provide guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and to provide related footnote disclosures. This update is effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016. Early application is permitted for annual or interim reporting periods for which the financial statements have not previously been issued. The Company has not adopted ASU 2014-15 and does not expect the adoption to have a significant impact on the Company’s consolidated financial statements or related disclosures.

In February 2016, the FASB, issued ASU, 2016-02- Leases (Topic 842). The ASU requires companies to recognize on the balance sheet the assets and liabilities for the rights and obligations created by leased assets. ASU 2016-02 will be effective for the Company in the first quarter of 2019, with early adoption permitted. The Company is currently evaluating the impact that the adoption of ASU 2016-02 will have on the Company’s consolidated financial statements or related disclosures.

In March 2016, the FASB issued ASU 2016-09, Stock Compensation - Improvements to Employee Share-Based Payment Accounting, (“ASU 2016-09”), which simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, classification on the statement of cash flows and policy elections on the impact for forfeitures. ASU 2016-09 is effective for fiscal years beginning after December 15, 2017 and interim periods within annual periods beginning after December 15, 2018.  The Company has not adopted ASU 2016-09 and does not expect the adoption to have a significant impact on the Company’s consolidated financial statements or related disclosures.

(m)	Recently Issued Accounting Pronouncements

In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” to provide guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and to provide related footnote disclosures. This update is effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016. Early application is permitted for annual or interim reporting periods for which the financial statements have not previously been issued. We do not expect the adoption of ASU 2014-15 to have a significant impact on our Consolidated Financial Statements or related disclosures.

In February 2016, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update or ASU, 2016-02, Leases (Topic 842). The ASU requires companies to recognize on the balance sheet the assets and liabilities for the rights and obligations created by leased assets. The ASU will be effective for us in the first quarter of 2019, with early adoption permitted. We are currently evaluating the impact that the adoption of this ASU will have our consolidated financial statements.